UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07093

T. Rowe Price Summit Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2018

Item 1. Report to Shareholders

Cash Reserves Fund	October 31, 2018

T. ROWE PRICE CASH RESERVES FUND

HIGHLIGHTS

■	The Federal Reserve raised the federal funds target rate four times during the 12-month period ended October 31, 2018, and other short-term interest rates also increased.
■	The Cash Reserves Fund outperformed its Lipper peer group index during the fund’s fiscal year.
■	The fund’s weighted average maturity is positioned to allow the portfolio to reinvest a large portion of its assets prior to each Fed rate hike, which allows the fund to aggressively buy securities when market rates adjust higher.

■	We expect the Fed to raise rates again in December of this year, followed by another hike in March 2019. Additional rate increases in 2019 will depend upon economic and financial conditions.

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CIO Market Commentary

Dear Shareholder

Global financial markets generated widely divergent returns in your fund’s fiscal year ended October 31, 2018. International equities declined during a volatile period marked by slowing growth in Europe, a growing trade conflict between the U.S. and China, and struggling currencies versus the U.S. dollar. Relatively high interest rates and the stronger U.S. economy resulted in asset flows to the U.S., where equities moved higher, particularly large-cap growth stocks. Both taxable and tax-exempt domestic bonds recorded losses, and non-U.S. bond prices declined considerably.

Several factors contributed to the significant performance gap between U.S. stocks and other assets. U.S. equities benefited from the strong domestic economy and the tax cuts passed in late 2017, which helped corporate earnings expand at their fastest pace since the recovery from the financial crisis nearly a decade ago. Less welcome was a sharp rise in long-term interest rates, a result of improved economic conditions and early signs of higher inflation. Bond prices fell as yields rose, leaving only the riskier high yield and asset-backed sectors—which are typically more resilient when rates increase—with gains for the period.

In Europe, slowing growth buffeted equities, while interest rates remained low due to continued monetary accommodation by the European Central Bank. Bank stocks, which make up a significant portion of major indexes, were particularly weak in this environment. Stocks slipped in Japan, but exceptionally aggressive monetary stimulus from the Bank of Japan failed to spark inflation or a convincing rebound in the country’s sluggish growth rate.

Higher rates and the strengthening U.S. economy bolstered the U.S. dollar versus other currencies but reduced returns of non-U.S. assets in dollar terms. The strong dollar also weighed heavily on emerging market countries with large current account deficits and external financing needs. A broad crisis in emerging markets debt has yet to materialize, however.

Chinese stocks dropped sharply, reflecting a manufacturing sector slowdown brought about by efforts to reduce pollution and the government’s continued clampdown on financial excesses. New regulations on gaming and online activities also weighed on the widely traded shares of the country’s Internet giants. Heightened trade tensions with the U.S. took a further toll on investor sentiment toward China and other markets and may well have drained enthusiasm about healthy corporate profits and economic growth.

The actual impact of trade tensions on the U.S. economy appears muted to date, although the reprieve may prove temporary. The Chinese yuan has cheapened considerably, largely offsetting the 10% U.S. tariff on many Chinese imports by making them less expensive in dollar terms. If the yuan stabilizes and the Trump administration increases the tariff rate to 25% in 2019, as it has threatened, the U.S. could face meaningfully higher import costs. A continued decline in the yuan, on the other hand, would likely draw the ire of U.S. trade negotiators and further heighten tensions.

Other uncertainties await investors in 2019. In the U.S., our investment professionals will be assessing the impact of a new era of divided government and keeping a close eye on earnings growth, which will most certainly slow in the coming year as the effect of the corporate tax cut on year-over-year earnings comparisons fades. By late in the year, the impact of fiscal stimulus will have peaked, while the U.S. economy will be without easy money for the first time in this economic cycle—assuming the Fed stays on its current path of raising short-term rates gradually. In Europe, the Brexit deadline looms in March, and investors are keeping a close eye on whether populist movements in Italy and elsewhere will challenge the stability of the European Union.

Nonetheless, our investment professionals continue to see opportunities for careful and patient investors. For example, sharp declines have created attractive valuations in some emerging markets, and corporate fundamentals in the U.S. generally remain excellent. Many innovative companies around the globe are using technology to seize market share from others, allowing them to continue growing at a healthy pace even if economic growth slows.

In the search for these opportunities, your portfolio manager is drawing on the extensive resources of T. Rowe Price’s global research platform, and I am confident that our uniquely collaborative culture will continue to serve our shareholders well.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

FUND COMMENTARY

How did the fund perform in the past 12 months?

The Cash Reserves Fund returned 1.47% in the 12 months ended October 31, 2018, while its peer group benchmark, the Lipper Money Market Funds Index, returned 1.42%. Past performance cannot guarantee future results.

What factors influenced the fund’s performance?

The Federal Reserve remained active during the 12-month reporting period and raised rates by 25 basis points (0.25 percentage point) four times. The most recent increase, in September, lifted the federal funds target rate to a range of 2.00% to 2.25%. Other short-term interest rates also increased as the Fed hiked the fed funds rate. The yield on the 90-day Treasury bill increased from 1.15% to 2.34% during the past year, while the six-month Treasury bill yield rose from 1.28% to 2.49%. By properly anticipating the Fed rate hikes, the fund was well positioned to take advantage of the higher rates, and the fund’s 7-day SEC yield increased to 1.91% at the end of the period from 0.87% 12 months earlier.

Various supply and demand factors worked in tandem to push the three-month London interbank offered rate (LIBOR), a reference rate for bank funding levels, higher than normal in the first half of the fund’s fiscal year. Although LIBOR returned to more normal levels—relative to other indicators—over the past six months, the investments the fund made when rates were higher contributed to the fund’s performance.

How is the fund positioned?

The fund’s weighted average maturity is positioned to allow the portfolio to reinvest a large portion of its assets prior to each Fed rate hike. This permits the fund to aggressively buy securities when market rates adjust higher as a result of increases in the fed funds rate. With the Fed on pace to raise rates only once a quarter, we tend to invest heavily around Fed meeting dates, then allow the fund’s weighted average maturity to draw down somewhat in anticipation of the next rate increase.

The fund also employs a strategy of buying some adjustable rate debt that resets periodically based on LIBOR. This allows the portfolio to pick up higher rates automatically throughout the life of these securities.

As shown in the Security Diversification exhibit, commercial paper and medium-term notes made up over half the fund’s net assets at the end of the reporting period. Municipal obligations represented 20% of the portfolio’s net assets.

What is portfolio management’s outlook?

The Fed’s projections and many market participants’ expectations, including ours, are for the Fed to raise rates again in December of this year, followed by another hike in March 2019. Additional rate increases in 2019 will depend upon economic and financial conditions.

With this forecast, the fund is maintaining a weighted average maturity that accommodates our desire to buy when securities fully price in these rate expectations. The weighted average maturity can be slightly longer than that of our average competitor because of the extended period (typically three months) between the meetings at which the Fed announces rate increases. To balance the longer average maturities, the fund strives to maintain a high degree of liquidity, and our focus remains on principal stability and on investments with the highest credit quality.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISK OF INVESTING IN A NONGOVERNMENT MONEY FUND

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS‡

(Amounts in 000s)

ASSET-BACKED COMMERCIAL PAPER 10.2%

	Par	$ Value
Atlantic Asset Securitization, 2.721%, 2/11/19 (1)	1,000	992
CAFCO, 2.284%, 12/7/18 (1)	1,500	1,497
CAFCO, 2.48%, 11/1/18 (1)	4,500	4,500
CAFCO, 2.532%, 3/18/19 (1)	18,800	18,621
Chariot Funding, 2.349%, 11/2/18 (1)	6,600	6,600
Chariot Funding, 2.371%, 11/26/18 (1)	3,400	3,394
Chariot Funding, 2.652%, 4/12/19 (1)	15,000	14,824
Charta, 2.471%, 11/6/18 (1)	13,000	12,996
Charta, 2.491%, 3/4/19 (1)	700	694
Charta, 2.534%, 3/13/19 (1)	11,600	11,494
CRC Funding, 2.264%, 11/29/18 (1)	15,400	15,373
CRC Funding, 2.427%, 1/9/19 (1)	9,700	9,655
Fairway Finance, 2.417%, 1/14/19 (1)	25,000	24,877
Gotham Funding, 2.274%, 11/5/18 (1)	5,800	5,798
Gotham Funding, 2.437%, 1/11/19 (1)	17,000	16,919
Liberty Street Funding, 2.263%, 11/7/18 (1)	17,600	17,593
Liberty Street Funding, 2.388%, 1/11/19 (1)	5,600	5,574
Liberty Street Funding, 2.46%, 1/23/19 (1)	2,000	1,989
LMA-Americas, 2.363%, 12/14/18 (1)	5,800	5,784
LMA-Americas, 2.367%, 11/13/18 (1)	580	580
LMA-Americas, 2.511%, 12/11/18 (1)	13,000	12,964
LMA-Americas, 2.604%, 3/25/19 (1)	5,700	5,641
Manhattan Asset Funding, 2.617%, 1/22/19 (1)	900	895
Old Line Funding, 2.481%, 1/22/19 (1)	1,000	994
Old Line Funding, VR, 2.307%, 11/9/18 (1)	5,200	5,200
Regency Markets No 1, 2.265%, 11/8/18 (1)	7,700	7,697
Starbird Funding, 2.293%, 11/13/18 (1)	12,000	11,991
Starbird Funding, 2.445%, 1/10/19 (1)	13,400	13,337
Thunder Bay Funding, 2.537%, 2/25/19 (1)	25,000	24,798

Victory Receivables, 2.436%, 1/17/19 (1)	2,600	2,586
Total Asset-Backed Commercial Paper (Cost $265,857)		**265,857**

CERTIFICATES OF DEPOSIT 4.7%

Cooperatieve Rabobank, FRN, 3M USD LIBOR + 0.14%, 2.472%, 12/14/18 (2)	3,500	3,501
Cooperatieve Rabobank, FRN, 3M USD LIBOR + 0.20%, 2.608%, 1/7/19 (2)	8,000	8,002
Credit Suisse, 2.62%, 4/1/19 (2)	15,000	15,000
HSBC Bank, FRN, 3M USD LIBOR + 0.25%, 2.636%, 12/31/18 (2)	17,500	17,500
KBC Bank, 2.25%, 11/16/18 (2)	20,000	20,000
KBC Bank, 2.28%, 12/14/18 (2)	5,000	5,000
Royal Bank of Canada, FRN, 3M USD LIBOR + 0.28%, 2.618%, 12/20/18 (2)	13,000	13,000
US Bank Cincinnati, 2.542%, 11/23/18 (3)	15,000	15,000
Wells Fargo Bank, FRN, 1M USD LIBOR + 0.24%, 2.496%, 11/1/18 (3)	25,500	25,502
Total Certificates of Deposit (Cost $122,505)		**122,505**

FINANCIAL COMPANY COMMERCIAL PAPER 21.9%

ABN AMRO Funding, 2.46%, 2/1/19 (1)	7,000	6,956
ABN AMRO Funding, 2.499%, 2/4/19 (1)	500	497
ABN AMRO Funding, 2.506%, 3/1/19 (1)	8,300	8,231
ABN AMRO Funding, 2.506%, 3/4/19 (1)	10,000	9,915
Australia & New Zealand Banking, 2.583%, 4/9/19 (1)	25,000	24,718
BNP Paribas, 2.458%, 12/11/18	1,900	1,895
BNP Paribas, 2.532%, 3/25/19	24,000	23,760
BPCE, 2.51%, 12/3/18 (1)	14,300	14,269
BPCE, 2.521%, 12/20/18 (1)	8,900	8,870
BPCE, 2.587%, 3/1/19 (1)	1,500	1,487
BPCE, 2.626%, 3/4/19 (1)	1,000	991
Canadian Imperial Bank of Commerce, 2.318%, 11/13/18 (1)	9,400	9,400

Canadian Imperial Bank of Commerce, 2.701%, 5/8/19 (1)	15,000	14,794
CME Group, 2.282%, 11/8/18 (1)	25,000	24,989
CME Group, 2.322%, 11/9/18 (1)	800	800
Credit Suisse, 2.379%, 12/20/18	10,700	10,666
Danske, 2.253%, 11/13/18 (1)	20,500	20,485
Danske, 2.272%, 12/4/18 (1)	4,500	4,491
DBS Bank, 2.389%, 1/14/19 (1)	700	697
DBS Bank, 2.44%, 1/2/19 (1)	11,800	11,751
DBS Bank, 2.623%, 2/13/19 (1)	500	496
DBS Bank, 2.634%, 4/4/19 (1)	12,850	12,707
DNB Nor Bank, 2.42%, 1/17/19 (1)	25,000	24,872
DNB Nor Bank, 2.517%, 1/30/19 (1)	800	795
ING (US) Funding, 2.485%, 3/5/19	15,750	15,617
ING (US) Funding, 2.558%, 12/20/18	9,000	9,000
Massachusetts Mutual Life Insurance, 2.254%, 11/9/18 (1)	20,000	19,990
Massachusetts Mutual Life Insurance, 2.305%, 11/21/18 (1)	5,500	5,493
National Australian Bank, 2.314%, 1/3/19 (1)	25,000	24,899
Nationwide Building Society, 2.507%, 1/22/19 (1)	25,500	25,355
Nordea Bank, 2.309%, 12/19/18 (1)	16,400	16,350
Oversea Chinese Banking, 2.583%, 3/22/19 (1)	25,000	24,750
Oversea Chinese Banking, 2.983%, 3/12/19 (1)	740	732
Royal Bank of Canada, 2.573%, 3/28/19 (1)	12,000	11,876
Skandinaviska Enskilda Banken, 2.537%, 3/27/19 (1)	25,000	24,746
Standard Chartered Bank, 2.314%, 12/7/18 (1)	700	698
Standard Chartered Bank, 2.48%, 12/10/18 (1)	16,500	16,456
Standard Chartered Bank, 2.665%, 4/3/19 (1)	8,100	8,010
Sumitomo Mitsui Banking, 2.451%, 1/31/19 (1)	24,000	23,853
Sumitomo Mitsui Banking, 2.523%, 2/8/19 (1)	1,000	993
Svenska Handelsbanken, 2.288%, 1/2/19 (1)	22,050	21,964
Svenska Handelsbanken, 2.615%, 1/18/19 (1)	2,060	2,048
Swedbank, 2.367%, 12/3/18	900	898

Swedbank, 2.429%, 12/10/18	18,000	17,953
Swedbank, 2.45%, 12/24/18	6,700	6,676
UBS, 2.48%, 1/11/19 (1)	11,300	11,245
UBS, VR, 2.307%, 11/30/18 (1)	13,000	13,000
United Overseas Bank, 2.573%, 3/25/19 (1)	25,000	24,746
United Overseas Bank, 2.629%, 3/15/19 (1)	500	495
United Overseas Bank, 2.631%, 3/11/19 (1)	430	426
Total Financial Company Commercial Paper (Cost $566,801)		**566,801**

NON-FINANCIAL COMPANY COMMERCIAL PAPER 26.8%

American Honda, 2.479%, 1/22/19	1,000	994
Banner Health, 2.30%, 11/7/18	21,000	21,000
BASF, 2.364%, 12/27/18 (1)	25,850	25,755
Baylor Scott & White Holdings, 2.515%, 1/17/19	14,750	14,671
British Columbia, 2.405%, 1/17/19	25,000	24,872
Caterpillar Financial Services, 2.324%, 11/26/18	25,700	25,659
Coca-Cola, 2.212%, 12/11/18 (1)	500	499
Coca-Cola, 2.395%, 12/4/18 (1)	8,000	7,983
Coca-Cola, 2.424%, 12/12/18 (1)	7,600	7,579
Coca-Cola, 2.455%, 3/1/19 (1)	9,000	8,927
Export Development, 2.537%, 4/16/19	20,000	19,769
Export Development, 2.567%, 4/15/19	5,300	5,239
General Dynamics, 2.268%, 12/4/18 (1)	25,200	25,148
IBM, 2.311%, 12/17/18 (1)	24,800	24,727
Inova Health System, 2.313%, 11/14/18	19,000	18,984
Inova Health System, 2.314%, 12/13/18	6,000	5,984
Kaiser Permanente, 2.482%, 11/8/18	24,000	23,989
KFW International Finance, 2.53%, 3/15/19 (1)	25,000	24,767
Long Island Power Auth., Series A, 2.30%, 11/5/18	25,000	25,000

Westpac Banking, FRN, 3M USD LIBOR + 0.61% 3.059%, 1/17/19	10,000	10,012
Total Other Instruments (Cost $130,127)		**130,127**

U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS 9.6% (5)

RBC Capital Markets, Tri-Party, Dated 10/31/18, 2.21%, Delivery Value of $248,115,231 on 11/1/18, Collateralized by U.S. Government securities, 0.13% - 4.50%, 5/31/19 - 8/1/48, valued at $253,062,028	248,100	248,100
Total U.S. Government Agency Repurchase Agreements (Cost $248,100)		**248,100**

U.S. TREASURY DEBT 8.9%

U.S. Treasury Bills, 2.025%, 11/8/18	60,600	60,576
U.S. Treasury Bills, 2.042%, 11/15/18	20,000	19,984
U.S. Treasury Bills, 2.126%, 12/13/18	75,000	74,815
U.S. Treasury Notes, FRN, 3M UST + 0.07%, 2.383%, 11/1/18	6,000	6,001
U.S. Treasury Notes, FRN, 3M UST + 0.14%, 2.453%, 11/1/18	68,300	68,300
Total U.S. Treasury Debt (Cost $229,676)		**229,676**

VARIABLE RATE DEMAND NOTES 12.6%

Alaska HFC, Series B, VRDN, 2.22%, 11/7/18	13,500	13,500
Baltimore City, Parking System Fac., VRDN, 2.20%, 11/7/18	23,930	23,930
Charlotte, Nascar, Series D, VRDN, 2.17%, 11/7/18	22,395	22,395
Colorado Housing & Fin. Auth., Multi-Family, Series B1, VRDN, 2.22%, 11/7/18	23,585	23,585
Colorado Housing & Fin. Auth., Single Family, Series B1, VRDN, 2.20%, 11/7/18	3,675	3,675
Illinois Fin. Auth., Carle Foundation, Series B, VRDN, 2.23%, 11/7/18	20,000	20,000
Maryland CDA, Series B, VRDN, 2.20%, 11/7/18	11,900	11,900
Maryland CDA, Series F, VRDN, 2.21%, 11/7/18	8,000	8,000
Massachusetts Dev. Fin. Agency, Babson Univ., Series B, VRDN, 2.25%, 11/7/18	4,550	4,550

Michigan Fin. Auth., School Loan, GO, VRDN, 2.20%, 11/7/18	180	180
Michigan Fin. Auth., School Loan, GO, VRDN, 2.21%, 11/7/18	25,000	25,000
Montgomery County Housing Opportunities Commission, Series D, VRDN, 2.25%, 11/7/18	9,800	9,800
Montgomery County Housing Opportunities Commission, Series E, VRDN, 2.25%, 11/7/18	8,315	8,315
New York State Housing Fin. Agency, Series A, VRDN, 2.25%, 11/7/18	21,600	21,600
New York State Housing Fin. Agency, 606 West 57th Street, Series A, VRDN, 2.19%, 11/7/18	21,000	21,000
North Hudson Sewer Auth., Series C, VRDN, 2.20%, 11/7/18	7,415	7,415
Providence Health & Services, St. Joseph Health Obligated Group, VRDN, 1.91%, 11/7/18	24,215	24,215
Southern Ute Indian Tribe, VRDN, 2.25%, 11/7/18	25,000	25,000
Triborough Bridge & Tunnel Auth., Series 2A, VRDN, 2.19%, 11/7/18	6,005	6,005
Univ. of Illinois, Auxiliary Fac. Series C, Series C, VRDN, 2.25%, 11/7/18	6,815	6,815
Westchester County Healthcare, Series D, VRDN, 2.20%, 11/7/18	20,000	20,000
Wisconsin Housing & Economic. Dev., Multi-Family, Series F, VRDN, 2.23%, 11/7/18	21,265	21,265
Total Variable Rate Demand Notes (Cost $328,145)		**328,145**
Total Investments in Securities		
100.2% of Net Assets (Cost $2,598,539)		**$ 2,598,539**

‡ Par is denominated in U.S. dollars unless otherwise noted.

(1) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" – total value of such securities at period-end amounts to $950,261 and represents 36.7% of net assets.

(2) Yankee certificates of deposit are issued by U.S. branches of foreign banks.

(3) Domestic certificates of deposit are issued by domestic branches of U.S. banks.

(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers – total value of such securities at period-end amounts to $26,284 and represents 1.0% of net assets.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Cash Reserves Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income. The fund intends to operate as a retail money market fund and has the ability to impose liquidity fees on redemptions and/or temporarily suspend redemptions.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

New Accounting Guidance In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures, including the comparison of amortized cost to market-based value, and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On October 31, 2018, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Repurchase Agreements The fund may engage in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on Price Associates’ approved list. All repurchase agreements are fully collateralized by U.S. government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income or realized capital gain. For the year ended October 31, 2018, the following reclassifications were recorded to reflect tax character (there was no impact on results of operations or net assets):

Distributions during the years ended October 31, 2018 and October 31, 2017, totaled $34,984,000 and $13,374,000, respectively, and were characterized as ordinary income for tax purposes. At October 31, 2018, the tax-basis cost of investments and components of net assets were as follows:

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.45% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management, shareholder servicing, transfer agency, accounting, and custody services provided to the fund, as well as fund directors’ fees and expenses. Interest, taxes, brokerage commissions, and other non-recurring expenses permitted by the investment management agreement are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At October 31, 2018, no shares of the fund were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price Funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. None of the Spectrum Funds or Retirement Funds invest in the underlying Price Funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds and Retirement Funds are borne by each underlying Price Fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds and Retirement Funds.

Expenses allocated to the fund under these special servicing agreements are borne by Price Associates, pursuant to its all-inclusive fee agreement. At October 31, 2018, no shares of the fund were held by the Spectrum Funds and Retirement Funds.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2018, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

NOTE 6 - INTERFUND LENDING PROGRAM

Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds. The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended October 31, 2018, the fund earned $15,000 in interest income related to loans made to other funds on 35 days in the average amount of $5,757,000 and at an average annual rate of 2.65%. At October 31, 2018, there were no loans outstanding.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price Summit Funds, Inc. and
Shareholders of T. Rowe Price Cash Reserves Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Cash Reserves Fund (one of the funds constituting T. Rowe Price Summit Funds, Inc., hereafter referred to as the "Fund") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 17, 2018

We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/18

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included:

■	$20,000 from short-term capital gains.
■	$2,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.

For nonresident alien shareholders, $25,974,000 of income dividends are interest-related dividends.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

INDEPENDENT DIRECTORS(a)

Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Teresa Bryce Bazemore(b)	President, Radian Guaranty (2008 to 2017); Member, Bazemore
(1959)	Consulting LLC (2018 to present); Member, Chimera Investment
2018	Corporation (2017 to present); Member, Federal Home Loan Bank of
[189]	Pittsburgh (2017 to present)

Ronald J. Daniels(b)	President, The Johns Hopkins University(c) and Professor, Political
(1959)	Science Department, The Johns Hopkins University (2009 to present);
2018	Director, Lyndhurst Holdings (2015 to present)
[189]

Bruce W. Duncan	Chief Executive Officer and Director (January 2009 to December
(1951)	2016), Chairman of the Board (January 2016 to present), and President
2013	(January 2009 to September 2016), First Industrial Realty Trust, an
[189]	owner and operator of industrial properties; Chairman of the Board
(2005 to September 2016) and Director (1999 to September 2016),
Starwood Hotels & Resorts, a hotel and leisure company; Director,
Boston Properties (May 2016 to present); Director, Marriott International,
Inc. (September 2016 to present)

Robert J. Gerrard, Jr.	Advisory Board Member, Pipeline Crisis/Winning Strategies, a
(1952)	collaborative working to improve opportunities for young African
2013	Americans (1997 to present); Chairman of the Board, all funds (since
[189]	July 2018)

Paul F. McBride	Advisory Board Member, Vizzia Technologies (2015 to present); Board
(1956)	Member, Dunbar Armored (2012 to present)
2013
[189]

Cecilia E. Rouse, Ph.D.	Dean, Woodrow Wilson School (2012 to present); Professor and
(1963)	Researcher, Princeton University (1992 to present); Member of National
2013	Academy of Education (2010 to present); Director, MDRC, a nonprofit
[189]	education and social policy research organization (2011 to present);
Research Associate of Labor Studies Program at the National Bureau
of Economic Research (2011 to 2015); Board Member of the National
Bureau of Economic Research (2011 to present); Chair of Committee on the Status of Minority Groups in the Economic Profession of the
American Economic Association (2012 to 2017); Vice President
(2015 to 2016), American Economic Association

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate investment
(1946)	company (1991 to present); Cofounder, Partner, and Cochairman
1993	of the Investment Committee, Blackstone Real Estate Advisors, L.P.
[189]	(1992 to 2015); Director, General Growth Properties, Inc. (2010 to 2013);
Director, Blackstone Mortgage Trust, a real estate finance company
(2012 to 2016); Director and Chairman of the Board, Brixmor Property
Group, Inc. (2013 to present); Director, Hilton Worldwide (2013 to present); Director, Hudson Pacific Properties (2014 to 2016); Director,
Invitation Homes (2014 to present)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy
(1957)	(2008 to present)
2009
[189]

(a)All information about the independent directors was current as of December 31, 2017, except for the information provided for Ms. Bazemore and Mr. Daniels, which is current as of January 1, 2018.
(b)Effective January 1, 2018, Ms. Bazemore and Mr. Daniels were elected as independent directors of the Price Funds.
(c)William J. Stromberg, president and chief executive officer of T. Rowe Price Group, Inc., the parent company of the Price Funds’ investment advisor, has served on the Board of Trustees of Johns Hopkins University since 2014 and is a member of the Johns Hopkins University Board’s Compensation Committee.

INSIDE DIRECTORS

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Edward C. Bernard**	Director and Vice President, T. Rowe Price; Vice Chairman of the Board,
(1956)	Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the
2006	Board, Director, and Vice President, T. Rowe Price Investment Services,
[0]	Inc., and T. Rowe Price Services, Inc.; Chairman of the Board and
Director, T. Rowe Price Retirement Plan Services, Inc.; Chairman of the
Board, Chief Executive Officer, Director, and President, T. Rowe Price
International and T. Rowe Price Trust Company; Chairman of the Board,
all funds (2006 to July 2018)

David Oestreicher	Chief Legal Officer, Vice President, and Secretary, T. Rowe Price Group,
(1967)	Inc.; Director, Vice President, and Secretary, T. Rowe Price
2018	Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
[189]	T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice
President and Secretary, T. Rowe Price, T. Rowe Price Hong Kong, and
T. Rowe Price International; Vice President, T. Rowe Price Japan and
T. Rowe Price Singapore; Principal Executive Officer and Executive Vice
President, all funds

Edward A. Wiese, CFA	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
(1959)	International, and T. Rowe Price Trust Company
2015
[54]

*Each inside director serves until retirement, resignation, or election of a successor.
**Effective at the conclusion of a meeting of the Boards of the Price Funds held on July 25, 2018, Mr. Bernard resigned from his role as a director and chairman of the Boards of all the Price Funds.

OFFICERS

Name (Year of Birth)
Position Held With Cash Reserves Fund	Principal Occupation(s)

Darrell N. Braman (1963)	Vice President, Price Hong Kong, Price Singapore,
Vice President and Secretary	T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe
Price International, T. Rowe Price Investment
Services, Inc., and T. Rowe Price Services, Inc.

M. Helena Condez (1962)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

G. Richard Dent (1960)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Stephanie A. Gentile, CFA (1956)	Vice President, T. Rowe Price; formerly, Director,
Vice President	Credit Suisse Securities (to 2014)

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gary J. Greb (1961)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	International, and T. Rowe Trust Company

Paul J. Krug, CPA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Marcy M. Lash (1963)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Alan D. Levenson, Ph.D. (1958)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Joseph K. Lynagh, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price
President	Group, Inc., and T. Rowe Price Trust Company

Catherine D. Mathews (1963)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer and Vice President	Group, Inc., and T. Rowe Price Trust Company

Cheryl A. Mickel, CFA (1967)	Director and Vice President, T. Rowe Price Trust
Vice President	Company; Vice President, T. Rowe Price and
T. Rowe Price Group, Inc.

John W. Ratzesberger (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company;
formerly, North American Head of Listed
Derivatives Operation, Morgan Stanley (to 2013)

Shannon H. Rauser (1987)	Employee, T. Rowe Price
Assistant Secretary

Chen Shao (1980)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Douglas D. Spratley, CFA (1969)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Robert D. Thomas (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Megan Warren (1968)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price Retirement Plan
Services, Inc., T. Rowe Price Services, Inc., and
T. Rowe Price Trust Company; formerly, Executive
Director, JP Morgan Chase (to 2017)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Bruce W. Duncan qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Duncan is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,767,000 and $1,432,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) During the period, the Price Funds’ accounting agent, The Bank of New York Mellon (BNYM), converted the fund’s books and records from a legacy fund accounting system / operating model to a BNYM fund accounting system / operating model.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 17, 2018

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	December 17, 2018